2. Summary of Significant Accounting Policies: Earnings Per Share (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Earnings Per Share

Earnings Per Share

Basic income per common share is computed based upon the weighted average common shares outstanding as defined by FASB ASC No. 260, Earnings Per Share.

Diluted income per share includes the dilutive effects of stock options, warrants, and stock equivalents.  To the extent stock options, stock equivalents and warrants are anti-dilutive; they are excluded from the calculation of diluted income per share. As of June 30, 2013 there were approximately 126,000,000 share equivalents, resulting from the issuance of convertible notes.